Provisions - Schedule of Provisions for contingencies (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Other provisions Beginning Balance	R$ 678	R$ 815	R$ 755
Additions	115	278	199
Reversals	(64)	(286)	(46)
Settled	(88)	(129)	(93)
Other provisions ending balance	641	678	815
Labor [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	474	350	290
Additions	67	210	125
Reversals	(25)	(4)	(5)
Settled	(59)	(82)	(60)
Other provisions ending balance	457	474	350
Other civil actions [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	43	40	28
Additions	10	10	18
Reversals	(14)	(2)
Settled	(10)	(5)	(6)
Other provisions ending balance	29	43	40
Civil cases [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	61	55	46
Additions	27	31	33
Reversals	(14)	(4)	(3)
Settled	(26)	(21)	(21)
Other provisions ending balance	48	61	55
Tax [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	57	68	67
Additions	5	9	3
Reversals	(10)	(2)	(1)
Settled		(18)	(1)
Other provisions ending balance	52	57	68
Environment [member]
Disclosure of other provisions [line items]
Additions	1
Other provisions ending balance	1
Regulatory [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	40	44	46
Additions	8	15	3
Reversals	(10)	(18)	(3)
Settled	(1)	(1)	(2)
Other provisions ending balance	37	40	44
Other [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	46	59	37
Additions	7	13	35
Reversals	(5)	(19)	(4)
Settled	(2)	(7)	(9)
Other provisions ending balance	46	46	59
Customer relations [member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance	18	15	18
Additions	17	21	15
Reversals		(2)	(3)
Settled	(16)	(16)	(15)
Other provisions ending balance	R$ 19	18	15
Corporate [Member]
Disclosure of other provisions [line items]
Other provisions Beginning Balance		239	269
Reversals		R$ (239)	(30)
Other provisions ending balance			R$ 239